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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number: ___________
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Credit Opportunities III, L.P.*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-14556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
Title:   Managing member of Sankaty Credit Member, LLC, the
         managing member of Sankaty Credit Opportunities Investors III, LLC, which is the general partner of Sankaty Credit
         Opportunities III, L.P.
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

/s/ Jonathan S. Lavine           Boston, MA                11/14/2012
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     [Signature]                [City, State]                [Date]

* The report on Form 13F for the period ended September 30, 2012 for Sankaty Credit Opportunities III, L.P. (the "Fund"), is being filed by Sankaty Advisors, LLC. Sankaty Credit Member, LLC is the managing member of Sankaty Credit Opportunities Investors, LLC, which is the general partner of the Fund. Sankaty Advisors, LLC acts as investment adviser to the Fund. Jonathan S. Lavine is the managing member of Sankaty Credit Member, LLC and the manager of Sankaty Advisors, LLC.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number       Name
     --------------------       ----
     28-11314                   Sankaty Advisors, LLC
     28-14551                   Sankaty Credit Member, LLC
     28-14550                   Sankaty Credit Opportunities Investors III, LLC

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